Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2015	Dec. 31, 2016
Accounting Policies [Abstract]
Accumulated depreciation	$ 97,545	$ 83,043
Accumulated Depreciation Own		$ 1,394,379	$ 1,495,612